Trade Accounts Receivable - Schedule of Changes in Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Expected Credit Losses [Abstract]
Balance at the beginning of the year	$ (89,060)	$ (84,913)	$ (82,636)
Additions	(31,732)	(17,195)	(9,906)
Write-offs/Reversals	49,485	7,684	9,580
Exchange rate variation	(5,379)	5,364	(1,951)
Balance at the end of the year	$ (76,686)	$ (89,060)	$ (84,913)